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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06471
Invesco Van Kampen Trust for Investment Grade Municipals
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Van Kampen Trust for Investment Grade Municipals
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-CE-IGMUNI-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 163.9%
	Alabama 2.0%
$3,660	Alabama St Brd Ed Rev & Impt Southn Univ St Cmnty Rfdg (NATL Insd)	5.250%	07/01/20	$3,936,806
3,225	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	3,321,686
2,000	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	2,102,240
2,525	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,953,012
3,395	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	3,562,305

				14,876,049

	Alaska 0.7%
1,575	Matanuska-Susitna Boro, AK Ctf Partn Pub Safety Bldg Lease (AGM Insd)	5.750	03/01/16	1,581,221
5,300	Northern Tob Sec Corp Rev Bkd, Ser A	5.000	06/01/46	3,427,139

				5,008,360

	Arizona 4.3%
2,560	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	2,841,293
3,835	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	4,220,034
2,265	Glendale, AZ Indl Dev Auth John C Lincoln Hlth Rfdg, Ser B	5.000	12/01/37	2,078,726
750	Glendale, AZ Indl Dev Auth Midwestern Univ	5.000	05/15/35	747,832

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$1,500	Glendale, AZ Indl Dev Auth Midwestern Univ	5.125%	05/15/40	$1,507,335
1,775	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	1,784,514
3,330	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	3,658,505
1,825	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	1,900,884
900	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	955,305
1,035	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	1,106,053
970	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	990,011
925	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	949,013
3,400	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	3,397,042
3,145	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	3,432,422
3,135	University of AZ Med Ctr Corp	5.000	07/01/35	2,903,574

				32,472,543

	California 16.9%
1,300	Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj, Ser C (AGM Insd)	6.000	09/01/16	1,476,267

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.000%	04/01/39	$1,543,200
4,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000	04/01/39	4,629,600
1,250	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	503,962
1,500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	1,622,505
3,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	2,824,230
2,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	1,872,100
7,300	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (a)	4.800	08/01/36	5,924,315
4,800	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300	08/01/23	4,737,936
5,500	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	5,245,350
1,500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	1,506,465
695	California St (AMBAC Insd)	5.125	10/01/27	695,188
990	California St Dept Wtr Res Cent VY Proj Rev Wtr Sys, Ser X (NATL Insd)	5.000	12/01/29	1,040,787
10	California St Dept Wtr Res Cent VY Proj Rev Wtr Sys, Ser X (NATL Insd) (Prerefunded @ 12/01/12)	5.000	12/01/29	11,065

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,175	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000%	12/01/24	$1,309,044
1,500	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	1,663,275
1,500	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	1,649,190
875	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	955,771
1,500	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	1,627,815
2,900	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	3,313,308
5,000	California St Univ Rev & Co Systemwide, Ser A (AMBAC Insd)	5.000	11/01/33	5,040,900
1,800	California St Var Purp	5.750	04/01/31	1,926,954
4,000	California St Vet, Ser CD (AMT)	4.600	12/01/32	3,481,040
1,500	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (c)	5.125	04/01/37	1,348,335
2,700	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	2,686,527
2,000	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	2,229,700
2,360	California Statewide Cmnty Dev Auth Rev Sutter Hlth, Ser A	5.000	11/15/43	2,242,566
590	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	520,250

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,750	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (NATL Insd)	5.000%	09/01/33	$1,597,907
3,000	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser B (NATL Insd)	5.000	03/01/33	2,742,060
2,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (NATL Insd)	*	01/15/17	1,312,880
10,750	Foothill/Eastern Corridor Agy CA Toll Rd Rev Sr Lien, Ser A (d)	*	01/01/23	6,893,330
3,000	Fremont, CA Uni Sch Dist, Ser A (NATL Insd)	5.000	08/01/25	3,117,540
3,150	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	2,740,973
8,515	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	6,064,894
4,000	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced, Ser A	5.000	06/01/45	3,656,440
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	800,340
1,800	Los Angeles, CA Uni Sch Dist, Ser D	5.000	07/01/22	1,999,458
2,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser A	5.000	01/01/34	2,668,850
1,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser B1 (NATL Insd)	5.000	10/01/33	1,544,835

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$260	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	5.500%	03/01/18	$247,065
3,500	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj, Ser A (NATL Insd)	5.500	11/01/35	3,555,125
1,700	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	1,858,746
2,280	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,878,424
1,850	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (b)	6.500	05/01/19	1,974,135
3,000	Temecula, CA Redev Agy Tax Temecula Redev Proj No 1 (NATL Insd)	5.250	08/01/36	2,798,850
4,700	Tobacco Sec Auth Northn CA Tob Settlement Rev, Ser A-1	5.375	06/01/38	3,579,050
3,550	Tobacco Sec Auth Northn CA Tob Settlement Rev, Ser A-1	5.500	06/01/45	2,437,040
2,300	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.000	06/01/37	1,687,280
7,600	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	4,879,200
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,419,056
3,250	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	3,467,653

				128,548,776

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado 2.5%
$2,000	Aurora, CO Ctf Partn (AMBAC Insd) (Prerefunded @ 12/01/10)	5.500%	12/01/30	$2,035,420
3,405	Colorado Ed & Cultural Fac Auth Rev Impt Charter Sch Rfdg (Syncora Gtd)	5.250	12/01/23	3,476,948
800	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	726,456
600	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	481,386
7,300	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (AGM Insd) (a)	5.000	09/01/36	7,407,237
1,125	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,224,202
970	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg	5.900	10/01/37	842,018
1,200	North Range, CO Met Dist No 2 Ltd Tax	5.500	12/15/37	933,936
2,050	Salida, CO Hosp Dist Rev	5.250	10/01/36	1,651,029

				18,778,632

	Connecticut 0.7%
3,580	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600	07/01/24	3,431,609

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut (continued)
$2,150	Hamden, CT Fac Rev EFPRBS Whitney Ctr Proj, Ser B	6.125%	01/01/14	$2,143,012

				5,574,621

	District of Columbia 2.4%
3,650	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	3,937,218
1,150	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	1,224,463
2,350	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	2,455,586
6,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	6,371,340
1,100	District of Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	1,213,267
2,000	District of Columbia Rev Friendship Pub Charter Sch Inc (ACA Insd)	5.750	06/01/18	2,032,100
5	District of Columbia, Ser E (AGM Insd)	6.000	06/01/13	5,023
1,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	1,008,380

				18,247,377

	Florida 25.6%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250	11/15/17	983,590
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	899,650
500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	438,895

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$335	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000%	05/01/38	$296,787
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	219,312
4,960	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	5.000	04/01/34	4,715,373
1,760	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,708,238
1,000	Broward Cnty, FL Hsg Fin Auth Multi-Family Hsg Rev Pembroke Pk Apts Proj (AMT)	5.650	10/01/28	981,000
1,300	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	1,159,847
4,000	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.000	06/01/14	4,252,160
3,410	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.250	06/01/17	3,608,189
515	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	532,510
210	Florida Hsg Fin Agy Homeownership Mtg, Ser B (AMT)	8.595	11/01/18	239,232
350	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 4 (AGM Insd) (AMT)	6.250	07/01/22	370,884
1,000	Florida Hsg Fin Corp Rev Hsg Wentworth II Apts, Ser A (AMBAC Insd) (AMT)	5.375	11/01/29	1,002,800

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$8,475	Florida Ports Fin Comm Rev St Trans Tr Fd Intermodal Pgm (NATL Insd) (AMT)	5.500%	10/01/29	$8,510,425
2,000	Florida Ports Fin Comm Rev St Trans Tr Fd (NATL Insd) (AMT)	5.375	06/01/27	2,000,420
15,000	Florida St Brd Ed Pub Ed Cap Outlay, Ser D (a)	4.750	06/01/35	15,232,050
7,295	Florida St Dept Trans Tpk Rev, Ser A (a)	5.000	07/01/29	7,628,309
1,910	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	2,028,496
1,935	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	2,045,663
2,100	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	2,205,630
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,610,375
315	Gainesville, FL Util Sys Rev (d)	8.125	10/01/14	363,170
1,000	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B (e)	5.100	05/01/14	439,300
500	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.650	12/01/20	507,685
1,000	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.800	12/01/20	1,014,190
1,270	Highlands, FL Cmnty Dev Dist Spl Assmt (e)	5.550	05/01/36	661,619
750	Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (AGM Insd)	5.000	03/01/15	759,473

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$750	Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (AGM Insd)	5.000%	09/01/15	$759,398
1,450	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	1,472,388
3,260	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	3,341,630
14,150	Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj	5.250	10/01/41	13,893,319
1,100	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000	12/01/34	1,153,273
1,225	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	1,329,174
2,745	Hillsborough Cnty, FL Port Dist Rev Tampa Port Auth Proj, Ser A (NATL Insd) (AMT)	5.375	06/01/27	2,779,367
9,555	Hillsborough Cnty, FL Solid Waste & Res Recovery Rev, Ser A (BHAC Insd) (AMT)	4.500	09/01/34	8,795,760
7,000	Lakeland, FL Elec & Wtr Rev (d)	*	10/01/13	6,764,030
2,230	Lakeland, FL Elec & Wtr Rev (d)	5.750	10/01/19	2,424,545
5,105	Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys Rfdg	5.000	11/15/25	5,146,555
1,000	Lee Cnty, FL Arpt Rev, Ser A (AGM Insd) (AMT) (Prerefunded @ 10/01/10)	5.750	10/01/22	1,017,840

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375%	06/15/37	$829,350
995	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 02/19/08, Cost $995,000) (f)	6.800	05/01/38	855,670
650	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 02/19/08, Cost $650,000) (f)	6.900	05/01/17	613,139
1,500	Miami Beach, FL Stormwtr Rev (NATL Insd)	5.250	09/01/25	1,519,755
3,200	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.000	10/01/38	3,142,816
2,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/27	2,014,680
4,720	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	4,742,137
870	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser B (NATL Insd)	5.450	10/01/15	882,876
3,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser B (NATL Insd)	5.750	10/01/29	3,033,990
2,000	Miami-Dade Cnty, FL Aviation Rev, Ser A (AGM Insd) (AMT)	5.000	10/01/33	1,962,200
2,000	Miami-Dade Cnty, FL Aviation, Ser A (AGM Insd) (AMT)	5.125	10/01/35	2,000,060
865	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	848,262

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,860	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000%	01/15/31	$3,998,767
1,000	Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)	*	10/01/12	966,230
1,000	Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)	*	10/01/13	942,270
2,475	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	2,151,419
1,000	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 06/19/95, Cost $1,000,000) (f)	7.000	10/01/25	1,031,620
890	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (e)	6.125	05/01/35	505,787
1,650	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	1,489,769
1,000	Palm Beach Cnty, FL Sch Brd Ctf Partn, Ser A (FGIC Insd)	5.875	08/01/21	1,010,160
4,000	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	4,624,400
270	Pembroke Pines, FL Cons Util Sys Rev (FGIC Insd) (d)	6.250	09/01/11	278,705
1,500	Pensacola, FL Arpt Rev Rfdg, Ser A (NATL Insd) (AMT)	6.000	10/01/12	1,510,815
1,565	Pensacola, FL Arpt Rev Rfdg, Ser A (NATL Insd) (AMT)	6.125	10/01/18	1,570,728
500	Polk Cnty, FL Sch Brd Ctf Partn Master Lease, Ser A (AGM Insd)	5.500	01/01/25	511,580

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,000	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000%	07/01/33	$1,853,340
4,675	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	5,125,810
880	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	494,850
1,000	Saint Johns Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.250	01/01/26	840,640
1,500	Saint Johns Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	1,163,865
2,000	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (AGM Insd)	5.000	07/01/21	2,084,160
750	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (AGM Insd)	5.000	07/01/23	778,980
600	Seminole Tribe FL Spl Oblig Rev, Ser A (c)	5.250	10/01/27	529,428
1,380	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	898,697
1,000	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/28	1,016,910
2,755	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	2,036,468
1,250	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	1,186,350
1,000	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj	6.375	12/01/30	1,001,900

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Tallahassee, FL Lease Rev FL St Univ Proj, Ser A (NATL Insd)	5.500%	08/01/17	$1,013,810
1,115	Tallahassee, FL Lease Rev FL St Univ Proj, Ser A (NATL Insd)	5.500	08/01/19	1,130,320
495	Tolomato Cmnty, Dev Dist FL, Ser A	5.250	05/01/39	357,578
300	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	262,434
3,170	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	2,625,109
3,500	Village Ctr Cmnty Dev Dist FL Recreational Rev, Ser A (NATL Insd)	5.125	11/01/36	2,978,955
1,000	Village Ctr Cmnty Dev Dist FL Recreational Rev, Ser A (NATL Insd)	5.200	11/01/25	929,180
1,000	Village Ctr Cmnty Dev Dist FL Util Rev (FGIC Insd) (d)	6.000	11/01/18	1,212,930
2,000	Village Ctr Cmnty Dev Dist FL Util Rev (NATL Insd)	5.250	10/01/23	2,027,100
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	1,002,230
3,000	West Orange Hlthcare Dist FL, Ser A	5.800	02/01/31	3,018,390
750	World Comm Cmnty Dev Dist FL Spl Assmt (e)	5.500	05/01/38	248,475

				195,147,645

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia 3.7%
$5,250	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000%	01/01/33	$5,315,888
1,575	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	1,631,054
310	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	319,458
1,000	Atlanta, GA Tax Alloc Eastside Proj, Ser B	5.600	01/01/30	1,005,490
1,850	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	2,024,270
2,000	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	2,172,780
1,850	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	1,994,060
1,500	George L Smith II GA World Congress Cent Auth Rev Domed Stadium Proj Rfdg (NATL Insd) (AMT)	5.500	07/01/20	1,516,860
2,635	Georgia Muni Elec Auth Pwr Rev, Ser A (NATL Insd)	6.500	01/01/20	3,182,658
5,575	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd)	6.500	01/01/17	6,571,420
85	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd) (Prerefunded @ 1/01/14)	6.500	01/01/17	101,294
240	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd) (Prerefunded @ 1/01/16)	6.500	01/01/17	282,036

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$2,400	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100%	06/01/23	$2,467,848

				28,585,116

	Hawaii 0.4%
3,075	Hawaii St Arpts Sys Rev Ser A	5.000	07/01/39	3,103,628

	Idaho 0.5%
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	1,141,550
1,500	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,665,945
1,270	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125	11/15/27	1,129,360

				3,936,855

	Illinois 11.6%
1,910	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	1,640,652
1,100	Bourbonnais IL Indl Proj Rev Olivet Nazarene Univ Proj	5.500	11/01/40	1,088,692
2,000	Chicago, IL Brd Ed (FGIC Insd) (Prerefunded @ 12/01/10)	5.500	12/01/31	2,035,420
5,775	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (a)	5.000	12/01/27	6,043,018
5,900	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	6,173,819
11,500	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd) (a)	5.250	01/01/25	12,179,420
4,400	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd) (a)	5.250	01/01/24	4,686,396

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$5,700	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (a)	5.000%	01/01/33	$5,789,832
1,130	Chicago, IL Proj & Rfdg, Ser A (NATL Insd)	5.000	01/01/31	1,142,916
685	Chicago, IL Rfdg, Ser B (AMBAC Insd)	5.125	01/01/15	762,631
3,500	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	3,856,230
3,500	Du Page Cnty, IL Fst Presv Dist	*	11/01/10	3,496,045
1,300	Granite City Madison Cnty IL Waste Mgmt Inc Proj (AMT) (b)	3.500	05/01/27	1,307,254
2,310	Illinois Dev Fin Auth Rev Adventist Hlth, Ser A (NATL Insd)	5.500	11/15/13	2,558,071
2,500	Illinois Dev Fin Auth Rev Adventist Hlth, Ser A (NATL Insd)	5.500	11/15/15	2,805,925
1,860	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,954,060
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	968,670
3,500	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	3,801,210
2,000	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	2,180,900
4,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	4,475,025
1,900	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	2,010,903
2,885	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	3,265,041

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$4,500	Illinois Fin Auth Rev Sherman Hlth Sys 2007, Ser A	5.500%	08/01/37	$4,172,715
2,700	Illinois Fin Auth Rev Temps 65 Pk Pl Elmhurst, Ser D-2	7.000	11/15/15	2,708,478
1,330	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,314,957
1,250	Illinois Hlth Fac Auth Rev Evangelical Hosp, Ser C (AGM Insd)	6.750	04/15/17	1,505,950
2,085	Illinois Hlth Fac Auth Rev South Suburban Hosp (d)	7.000	02/15/18	2,519,973
775	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	699,585
1,500	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	1,381,545

				88,525,333

	Indiana 1.9%
1,065	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	1,067,662
2,200	Indiana Fin Auth Hosp Rev Deaconess Hosp Oblig, Ser A	6.750	03/01/39	2,408,120
5,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr B-6 (a)	5.000	11/15/36	5,702,424
2,500	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	2,725,450

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$1,280	North Adams, IN Cmnty Sch Renovation Bldg Corp Cap Apprec First Mtg (AGM Insd)	*	01/15/19	$962,893
1,500	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	5.950%	12/01/29	1,517,415
500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (c)	5.750	09/01/42	462,925

				14,846,889

	Iowa 1.2%
1,685	Des Moines, IA Pub Pkg Sys, Ser A (NATL Insd)	5.750	06/01/15	1,691,083
1,785	Des Moines, IA Pub Pkg Sys, Ser A (NATL Insd)	5.750	06/01/16	1,791,444
500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	421,900
1,410	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	1,011,322
5,950	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500	06/01/42	4,268,887

				9,184,636

	Kansas 1.7%
2,100	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (Syncora Gtd) (b)	5.000	12/01/23	2,150,946
3,800	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	4,121,138
1,250	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.500	05/15/39	1,042,200

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas (continued)
$3,300	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000%	05/15/24	$2,993,067
1,650	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	1,307,675
700	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	548,079
1,075	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	972,434

				13,135,539

	Kentucky 1.9%
2,400	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	2,520,672
2,300	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	2,514,130
2,470	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	2,765,857
2,780	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	3,098,338
3,915	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,903,646

				14,802,643

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana 1.0%
$1,482	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250%	07/01/17	$907,384
3,100	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	3,601,177
2,750	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	2,923,250

				7,431,811

	Maryland 1.4%
1,565	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	1,613,468
1,110	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	1,139,348
2,500	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	2,363,000
1,915	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	1,875,417
2,250	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125	03/01/24	2,265,638
1,175	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	1,064,656

				10,321,527

	Massachusetts 4.4%
3,500	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B2	6.250	06/01/14	3,503,745
6,000	Massachusetts St Dept Trans Met Hwy Sys Rev, Ser B	5.000	01/01/32	6,235,080

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$350	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750%	11/15/35	$262,335
750	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	547,088
2,700	Massachusetts St Hlth & Ed Fac Auth Rev Berklee College Music, Ser A	5.000	10/01/32	2,753,595
7,000	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (a)	5.000	10/01/38	7,506,590
395	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant	6.000	07/01/31	402,813
750	Massachusetts St Hlth & Ed Fac Auth Rev MA Inst Tech, Ser A	5.000	07/01/38	802,635
5,740	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500	08/15/35	5,776,047
3,850	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AGM Insd) (a)	5.000	08/15/30	4,043,001
1,800	Massachusetts St Wtr Res Auth, Ser B	5.000	08/01/22	2,067,336

				33,900,265

	Michigan 4.4%
3,015	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1	*	07/01/17	2,169,986

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1	*	07/01/18	$2,053,199
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1	*	07/01/19	1,924,458
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1	*	07/01/22	1,575,386
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1	*	07/01/23	1,468,148
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1	*	07/01/24	1,365,028
3,925	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C-1 (AGM Insd)	7.000%	07/01/27	4,601,356
3,500	Grand Rapids, MI Downtown Dev Cap Apprec (NATL Insd)	*	06/01/15	2,960,580
2,765	Grand Rapids, MI Downtown Dev Cap Apprec (NATL Insd)	*	06/01/16	2,209,124
1,350	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	1,484,109
600	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	671,826
2,500	Michigan St Strategic Fd Detroit Edison Pollutn Ctl Rfdg (AMBAC Insd) (b)	4.850	09/01/30	2,555,750
1,000	Michigan St Strategic Fd Detroit Edison Polutnl Ctl Rfdg, Ser B (AMT)	5.650	09/01/29	1,002,760

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$2,250	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (Syncora Gtd) (AMT)	5.500%	06/01/30	$2,204,595
2,500	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	2,415,225
4,500	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	3,263,130

				33,924,660

	Minnesota 1.3%
1,380	Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare Rev Annandale Care Ctr Proj, Ser A	5.900	11/01/37	1,301,547
525	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	519,104
2,750	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	3,162,665
1,850	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	2,087,984
50	Minnesota Agric & Econ Dev Brd Rev Hlthcare Sys (NATL Insd)	5.750	11/15/26	50,026
300	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	302,400
775	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	769,172

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$2,200	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250%	05/15/36	$2,078,208

				10,271,106

	Missouri 2.2%
245	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	245,127
1,700	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,548,173
625	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	614,269
2,500	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/26	2,373,000
1,000	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/31	913,960
2,500	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	2,518,325
1,200	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	1,150,080
1,250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.375	09/01/21	1,256,150
975	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	864,113

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$2,335	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375%	12/01/41	$2,031,076
900	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	842,886
2,345	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	2,282,811

				16,639,970

	Nebraska 0.4%
2,615	Omaha Pub Pwr Dist NE Elec Rev Sys, Ser A (a)	5.000	02/01/34	2,690,626

	Nevada 2.3%
3,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	2,753,400
70	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	62,858
3,500	Clark Cnty, NV Indl Dev Southwest Gas Corp Proj, Ser D1 (NATL Insd) (AMT)	5.250	03/01/38	3,193,960
4,300	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000	06/01/22	4,728,667
3,300	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000	06/01/23	3,595,680
3,460	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	3,334,437

				17,669,002

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire 0.4%
$1,050	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125%	07/01/27	$1,103,466
750	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Rfdg, Ser A (AMT) (b)	6.875	12/01/29	796,500
850	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	851,284

				2,751,250

	New Jersey 5.5%
375	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev The Evergreens Proj	5.625	01/01/38	330,202
2,475	New Jersey Econ Dev Auth Rev MSU Student Hsg Proj Provident Group Montclair LLC	5.875	06/01/42	2,512,620
25,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd)	5.900	03/15/21	29,814,000
2,300	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	2,312,949
2,095	New Jersey St Trans Tr Fd Auth Trans Sys, Ser A	5.750	06/15/17	2,490,662
4,500	Tobacco Settlement Fin Corp NJ, Ser 1-A	4.750	06/01/34	3,188,745
2,210	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	1,456,589

				42,105,767

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico 0.9%
$3,125	Farmington, NM Pollutn Ctl Rev Pub Svc NM San Juan, Ser C	5.900%	06/01/40	$3,162,375
1,250	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,275,475) (f)	5.500	09/01/23	1,319,913
2,050	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	2,288,436

				6,770,724

	New York 12.4%
2,070	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	2,124,441
860	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	885,809
4,000	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/28	4,357,040
2,500	Metropolitan Trans Auth NY Rev Rfdg, Ser A (NATL Insd)	5.250	11/15/31	2,576,150
2,400	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser E1 (AMT)	5.350	11/01/37	2,457,720
3,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	3,053,280
8,450	New York City Muni Wtr Fin Auth Wtr & Swr Rev, Ser AA (a)	5.000	06/15/22	9,551,965
7,225	New York City, Ser I-1 (a)	5.000	02/01/26	7,786,383
14,930	New York City Trans Auth Trans Fac Livingston Plaza Proj Rfdg, Ser 1993 (AGM Insd) (d)	5.400	01/01/18	17,510,650

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$5,300	New York City Trans Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250%	01/15/39	$5,680,964
2,500	New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm, Ser A (AGM Insd)	5.500	05/15/25	2,503,700
2,500	New York St Dorm Auth Rev Hosp (NATL Insd)	5.000	08/01/33	2,537,550
3,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Fin Prog, Ser C (AGL Insd)	5.000	10/01/24	3,304,440
2,790	New York St Loc Assistance Corp Rfdg, Ser E	6.000	04/01/14	3,144,246
2,800	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	3,103,660
3,100	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	3,414,371
1,155	New York St Urban Dev Corp Rev Correctional Fac Rfdg	5.500	01/01/13	1,208,188
6,050	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	6,374,220
6,050	Port Auth NY & NJ Cons, Ser 1546 (a)	5.000	10/01/35	6,374,220
3,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/22	3,003,270
3,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/25	3,004,380

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$950	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (c)	5.000%	12/01/23	$782,962

				94,739,609

	North Carolina 3.6%
1,050	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	938,679
25,000	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (NATL Insd)	6.000	01/01/12	26,838,500

				27,777,179

	North Dakota 0.3%
1,000	McLean Cnty, ND Solid Waste Fac Rev Great River Energy, Ser B	5.150	07/01/40	1,013,140
1,500	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125	07/01/29	1,412,445

				2,425,585

	Ohio 8.6%
990	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	830,174
5,230	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	3,914,237
7,595	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	5,995,949

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$450	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750%	05/15/27	$419,458
1,000	Delaware Cnty, OH Cap Fac (Prerefunded @ 12/01/10)	6.000	12/01/25	1,029,380
4,500	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (AGM Insd) (a)	5.000	02/01/24	4,766,850
4,525	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (AGM Insd) (a)	5.000	02/01/24	4,793,423
4,800	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd) (a)	5.000	04/01/24	5,084,736
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (AGM Insd) (a)	5.000	10/01/41	1,639,414
2,370	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	2,509,048
1,465	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	1,543,480
8,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (a)	4.800	09/01/36	8,036,160
4,300	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Rfdg Energy, Ser C	5.625	06/01/18	4,749,393
2,390	Ohio St Higher Ed Fac Commn Rev Summa Hlth Sys 2010 Proj	5.750	11/15/35	2,396,859
3,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	3,209,880

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$4,000	Ohio St Hosp Fac Rev Cleveland Clinic Hlth, Ser B (a)	5.000%	01/01/27	$4,172,960
3,075	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300	09/01/28	3,187,484
2,358	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	2,434,871
3,137	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	3,287,325
1,500	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (b)	5.875	06/01/33	1,658,400

				65,659,481

	Oklahoma 0.5%
2,175	Chickasaw Nation, OK Hlth Sys (c)	6.250	12/01/32	2,304,630
1,575	Oklahoma City, OK Arpt Tr Jr Lien 27th, Ser B (AGM Insd) (AMT)	5.750	07/01/16	1,579,615

				3,884,245

	Oregon 0.3%
1,985	Portland, OR Urban Renewal & Redev Downtown Wtrfront, Ser A (AMBAC Insd)	5.750	06/15/16	2,011,480

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania 2.2%
$1,375	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000%	11/15/28	$1,088,807
230	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd)	5.500	12/01/30	232,958
1,450	Delaware Riv Port Auth PA & NJ Rev, Ser D	5.000	01/01/35	1,478,869
2,900	Franklin Cnty, PA Indl Dev Rev Auth Rev Chambersburg Hosp Proj	5.375	07/01/42	2,907,598
875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.250	02/01/35	712,390
1,825	Pennsylvania St Tpk Com Tpk Rev, Ser A (AGL Insd)	5.000	06/01/39	1,883,418
3,450	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec, Ser B-2 (g)	0.000/5.750	12/01/28	2,591,882
2,100	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec, Ser B-2 (g)	0.000/6.000	12/01/34	1,567,629
2,000	Pennsylvania St Tpk Commn Tpk Rev, Ser B-1	5.000	12/01/37	2,013,980
1,000	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.125	07/01/19	1,018,610
1,115	Ridley Park, PA Hosp Auth Rev Taylor Hosp, Ser A (d)	6.000	12/01/13	1,211,180

				16,707,321

	Rhode Island 0.4%
3,000	Tobacco Settlement Fin Corp, Ser A	6.250	06/01/42	2,837,910

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina 4.8%
$2,375	Berkeley Cnty, SC Sch Dist Ctf Partn Berkeley Sch Fac Grp Inc (NATL Insd) (d)	5.250%	02/01/16	$2,794,686
10,125	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	10,842,761
3,375	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/26	3,594,105
1,840	Myrtle Beach, SC Hospitality Fee Rev, Ser A (NATL Insd)	5.375	06/01/21	1,947,364
1,935	Myrtle Beach, SC Hospitality Fee Rev, Ser A (NATL Insd)	5.375	06/01/22	2,033,763
1,400	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.300	10/01/36	1,124,228
3,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	3,079,830
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	1,051,960
4,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	4,713,480
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,755,963
750	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	606,495

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$955	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000%	06/01/18	$955,840

				36,500,475

	South Dakota 0.1%
410	South Dakota St Hlth & Ed Fac Auth Rev Vocational Ed Prog, Ser A (AMBAC Insd)	5.400	08/01/13	416,790

	Tennessee 2.3%
4,345	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	3,964,248
3,500	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	3,964,205
4,845	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	4,772,373
4,550	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	4,802,980

				17,503,806

	Texas 15.7%
2,375	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	2,369,941
1,000	Brazos Riv, TX Hbr Nav Dist Brazoria Cnty Rev Rfdg Dow Chemical Co	5.250	10/01/11	1,020,630
980	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	1,047,777

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,875	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000%	08/15/18	$2,122,125
2,200	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	2,482,590
4,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	4,025,360
1,050	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	1,053,255
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	2,006,860
4,000	Dallas-Fort Worth, TX Intl Arpt Rev, Ser A (NATL Insd) (AMT)	5.750	11/01/30	4,004,240
7,960	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	8,263,992
1,500	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	1,540,935
1,200	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	1,369,812
1,000	Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	1,059,210
1,550	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	1,609,411
1,000	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/32	1,054,260

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.625%	07/01/30	$1,000,340
12,800	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (AGM Insd) (a)	5.000	11/15/36	13,261,696
5,025	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	5,179,569
1,650	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/32	1,560,454
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	1,164,350
1,825	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,998,101
1,100	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj (Prerefunded @ 1/01/11)	7.200	01/01/21	1,128,776
1,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj (Prerefunded @ 1/01/11)	7.250	01/01/31	1,539,540
1,500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	1,631,580
3,450	North Central, TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	3,521,726
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,062,810
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,099,310

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,420	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000%	01/01/27	$1,549,760
2,250	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)	6.000	01/01/38	2,469,893
4,300	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	4,545,401
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	934,400
4,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	3,813,852
7,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	6,744,010
650	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	590,915
1,850	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	1,857,252
4,900	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	5,380,004
4,000	Texas A & M Univ Revs Fin Sys, Ser A	5.000	05/15/28	4,385,440
2,000	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	2,084,360

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$460	Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg (AGM Insd)	5.500%	09/01/13	$461,435
8,700	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	9,463,947
1,500	Texas Wtr Dev Brd Rev St Revolving Fd Sr Lien, Ser B	5.250	07/15/17	1,505,505
4,900	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	4,628,834

				119,593,658

	Utah 0.3%
983	Utah Hsg Corp Single Family Mtg Rev, Ser E-1 (AMT) (a)	5.250	01/01/39	1,008,086
1,100	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	1,017,269

				2,025,355

	Virginia 0.5%
750	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500	01/01/37	639,180
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	727,560
800	Tobacco Settlement Fin Corp VA	5.500	06/01/26	896,072
1,868	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,885,466

				4,148,278

	Washington 1.9%
2,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (AGM Insd)	5.500	07/01/18	2,632,825

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$1,000	Goat Hill Ppty WA Lease Rev Govt Office Bldg Proj (NATL Insd)	5.000%	12/01/33	$1,024,580
1,950	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,691,118
1,000	Port Seattle, WA Rev, Ser B (NATL Insd) (AMT)	5.625	02/01/24	1,001,280
1,435	Radford Ct Ppty WA Student Hsg Rev (NATL Insd)	6.000	06/01/15	1,455,004
1,585	Radford Ct Ppty WA Student Hsg Rev (NATL Insd)	6.000	06/01/16	1,607,095
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	3,046,500
2,325	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 05/07/08, Cost $2,325,000) (f)	6.000	01/01/27	2,291,473

				14,749,875

	West Virginia 1.0%
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Ctr Fin Dist, Ser A	5.625	06/01/22	241,498
1,290	Pleasants Cnty, WV Pollutn Ctl Rev Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	1,275,152
1,630	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/34	1,645,762

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia (continued)
$1,535	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500%	06/01/39	$1,556,321
1,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	1,540,740
1,695	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,735,053

				7,994,526

	Wisconsin 2.4%
2,000	Southeast WI Professional Baseball Pk Dist Sales Tax Rev Rfdg, Ser A (NATL Insd)	5.500	12/15/20	2,423,000
700	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	725,221
625	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	633,063
4,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	4,286,837
4,895	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	5,092,562
1,545	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,728,314
1,400	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc, Ser B (b)	5.125	08/15/27	1,495,998

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$1,825	Wisconsin St Hlth & Ed Fac Auth Rev Pro Hlthcare Inc Oblig Group	6.625%	02/15/39	$1,991,969

				18,376,964

	Wyoming 0.5%
1,850	Sweetwater Cnty, WY Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.250	07/15/26	1,974,931
2,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	1,975,040

				3,949,971

	Guam 0.1%
690	Guam Pwr Auth Rev, Ser A (AMBAC Insd)	5.250	10/01/34	661,255

	Puerto Rico 3.1%
3,200	Puerto Rico Elec Pwr Auth Pwr Rev, Ser CCC	5.250	07/01/27	3,316,288
3,050	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	3,081,598
50	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	57,845
4,350	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (Prerefunded @ 8/01/11) (b)	5.000	08/01/39	4,557,930
3,100	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	3,146,066
3,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.500	08/01/42	3,576,615

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$5,700	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250%	08/01/41	$5,728,614

				23,464,956

	U.S. Virgin Islands 0.7%
1,500	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,521,120
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (ACA Insd) (Prerefunded @ 10/01/10)	6.125	10/01/29	1,019,879
2,775	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt-Sr Lien, Ser A	5.000	10/01/25	2,820,176

				5,361,256

Total Long-Term Investments 163.9% (Cost $1,225,328,578)				1,250,041,244

Total Short-Term Investments 1.6% (Cost $11,900,000)				11,900,000

Total Investments 165.5% (Cost $1,237,228,578)				1,261,941,244
Liability for Floating Rate Note Obligations Related to Securities Held (22.4%) (Cost ($170,740,000))
(170,740)	Notes with interest rates ranging from 0.27% to 0.73% at July 31, 2010 and contractual maturities of collateral ranging from 2022 to 2041 (h)			(170,740,000)

Total Net Investments 143.1% (Cost $1,066,488,578)				1,091,201,244
Other Assets in Excess of Liabilities 2.6%				19,902,249
Preferred Shares (including accrued distributions) (45.7%)				(348,452,453)

Net Assets Applicable to Common Shares 100.0%				$762,651,040

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Escrowed to Maturity

(e)	Non-income producing security.

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.8% of net assets applicable to common shares.

(g)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

(h)	Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2010.
ACA — American Capital Access
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
Comwth — Commonwealth of Puerto Rico
FGIC — Financial Guaranty Insurance Co.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Syncora Gtd — Syncora Guaranteed Limited
Security Valuations Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — July 31, 2010 (Unaudited) continued
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Municipal Bonds	$—	$1,261,941,244	$—	$1,261,941,244

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$55,282,893
Aggregate unrealized (depreciation) of investment securities	(30,406,509)

Net unrealized appreciation of investment securities	$24,876,384

Cost of Investments for tax purposes is $1,066,331,863.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Trust for Investment Grade Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.